Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents at December 31, 2018 and 2017, are summarized as follows:

	2018	2017
Cash on hand	$864	$925
Cash at banks	123,950	158,035
Short-term investments (a)	154,028	263,123
Restricted cash	39,313	39,471
	$318,155	$461,554

(a)	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.